Bank Premises and Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment

Note 5 – Bank Premises and Equipment

A summary of the cost and accumulated depreciation of premises and equipment as of December 31 follows (000s omitted):

	2011	2010
Leasehold improvements	$1,681	$1,638
Furniture and equipment	379	375
Computer equipment & software	506	420

Total	2,566	2,433
Less: accumulated depreciation	1,171	1,073

Net premises and equipment	$1,395	$1,360

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 amounted to $218,478, $180,312 and $303,360 respectively.